Segment Information - Summary of Product by Sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Revenues	$ 65,850	$ 50,852
United States
Segment Reporting Information [Line Items]
Revenues	65,170	45,781
Japan
Segment Reporting Information [Line Items]
Revenues	$ 680	$ 5,071